Organization and Principal Activities	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Fresh2 Group Limited (Formerly AnPac Bio-Medical Science Co., Ltd., the “Company”) was incorporated in the British Virgin Islands (“the BVI”) in January 2010. The Company and its subsidiaries (collectively, the “Group”) are engaged in one business segment, marketing and selling a multi-cancer screening and detection test that uses innovative, patented cancer differentiation analysis (the “CDA”) technology and proprietary cancer-detection devices, primarily in the People’s Republic of China (the “PRC” or “China”). The Company incorporated a new subsidiary, Fresh2 Technology Inc. (“Fresh2”) on October 4, 2022 and acquired Fresh 2 Ecommerce Inc. (“Fresh2 Ecommerce”) on February 7, 2023. Fresh2 Ecommerce is a business-to-business e-commerce platform focused on connecting Asian food suppliers and supermarkets in the U.S. For the year ended December 31, 2022, the Company did not generate any revenue from this new operation.

As of December 31, 2022, the details of the Group’s principal subsidiaries are as follows:

	Percentage of	Date of	Place of Incorporation/
Major subsidiaries	Ownership	Incorporation	Acquisition	Major Operation
Changhe Bio-Medical Technology (Yangzhou) Co., Ltd.	100%	March 2010	the PRC	Cancer screening and detection tests
Changwei System Technology (Shanghai) Co., Ltd.**	100%	March 2011	the PRC	Research and development
AnPac Bio-Medical Technology (Lishui) Co., Ltd. (“AnPac Lishui”)	100%	October 2012	the PRC	Cancer screening detection tests and device manufacturing
AnPac Bio-Medical Technology (Shanghai) Co., Ltd.	100%	April 2014	the PRC	Cancer screening and detection tests
AnPac Technology USA Co., Ltd. (“AnPac US”)	100%	September 2015	the U.S.	Clinical trials for research on cancer screening and detection tests
Lishui AnPac Medical Laboratory Co., Ltd.	100%	July 2016	the PRC	Cancer screening and detection tests
Shiji (Hainan) Medical Technology Ltd.	100%	March 2013	the PRC	Cancer screening and detection research
Shanghai Muqing AnPac Health Technology Co., Ltd. (“AnPac Muqing”)*	51%	March 2019	the PRC	Cancer screening and detection tests
Anpai (Shanghai) Healthcare Management and Consulting Co., Ltd.	60%	August 15, 2021	the PRC	Cancer screening and detection tests
Fresh 2 Technology Inc. (“Fresh2”)	100%	October 4, 2022	USA	B2B e-commerce

*	AnPac Muqing closed business in March 2023 subsequently.
**

On August 2, 2022, the Company’s board passed a preliminary plan to divest Changwei System Technology (Shanghai) Co., Ltd., a subsidiary focusing on research and development. On September 1, 2022, the Company entered into an agreement pursuant to which it agreed to sell its 100% ownership interest in Changwei System Technology (Shanghai) Co., Ltd. to two third parties for RMB365. As of the report date, the disposal of Changwei System Technology (Shanghai) Co., Ltd. was not completed and the Company has not received the payment from the purchasers. This disposition does not represent strategic shift and has no significant effect on the Company’s operations and financial results, therefore, no discontinued operations were presented.